Statements of Operations (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss per share attributable to ordinary shareholders,Diluted (in Dollars per share)	$ (0.002)	$ (0.006)
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, Diluted (in Shares)	2,288,278,248	1,322,019,241